THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%
	Shares	Value
Austria — 1.5%
Industrials — 1.5%
ANDRITZ	11,036	$834,382

Brazil — 3.1%
Utilities — 3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,424	1,188,325
Cia de Saneamento de Minas Gerais Copasa MG	76,200	533,405
		1,721,730

Canada — 1.0%
Industrials — 1.0%
Stantec	5,021	556,031

China — 0.5%
Utilities — 0.5%
China Water Affairs Group	383,730	309,559

France — 5.9%
Utilities — 5.9%
Veolia Environnement	101,443	3,352,385

Germany — 0.7%
Industrials — 0.7%
Norma Group	24,029	389,903

Japan — 5.4%
Industrials — 5.4%
Kurita Water Industries	61,310	2,322,667
TOTO	28,300	717,818
		3,040,485

Mexico — 0.4%
Materials — 0.4%
Orbia Advance	239,080	216,450

Netherlands — 5.2%
Industrials — 5.2%
Aalberts	46,901	1,485,876

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Netherlands — continued
Arcadis	30,616	$1,462,115
		2,947,991

South Korea — 2.3%
Consumer Discretionary — 2.3%
Coway	20,675	1,292,804

Switzerland — 1.6%
Industrials — 1.6%
Georg Fischer	12,622	891,232

United Kingdom — 13.0%
Industrials — 2.3%
Costain Group	78,088	157,477
Weir Group	29,538	1,149,851
		1,307,328
Information Technology — 2.1%
Halma	25,431	1,185,044

Utilities — 8.6%
Pennon Group	272,500	1,857,119
Severn Trent	28,759	1,051,284
United Utilities Group	122,729	1,936,231
		4,844,634
		7,337,006
United States — 55.3%
Industrials — 38.3%
A O Smith	11,725	773,733
Advanced Drainage Systems	7,889	1,104,854
AECOM	3,421	459,611
Core & Main, Cl A *	16,027	836,289
Energy Recovery *	21,761	372,331
Ferguson Enterprises	3,674	912,989
Fortune Brands Innovations	25,601	1,300,531
Franklin Electric	5,991	567,767
IDEX	15,547	2,665,688
Jacobs Solutions	5,439	847,450
Lindsay	1,874	208,464
Masco	9,809	635,231
Mueller Water Products, Cl A	17,701	454,208
Pentair	14,259	1,516,445

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS AQUARIUS FUND OCTOBER 31, 2025 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
SiteOne Landscape Supply *	7,043	$913,970
SPX Technologies *	1,663	372,329
Tetra Tech	38,851	1,242,455
Toro	16,631	1,242,835
Valmont Industries	2,322	959,984
Veralto	14,444	1,425,367
Xylem	18,587	2,803,849
		21,616,380
Information Technology — 3.4%
Badger Meter	3,001	541,530
Itron *	7,960	798,627
Roper Technologies	1,333	594,718
		1,934,875
Materials — 4.5%
DuPont de Nemours	11,413	931,871
Ecolab	6,170	1,581,988
		2,513,859
Utilities — 9.1%
American Water Works	12,063	1,549,251
Essential Utilities	38,773	1,513,310
SJW Group	45,437	2,101,462
		5,164,023
		31,229,137
TOTAL COMMON STOCK
(Cost $42,751,472)		54,119,095
TOTAL INVESTMENTS — 95.9%
(Cost $42,751,472)		$54,119,095

Percentages are based on Net Assets of $56,428,308.

*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

KBI-QH-001-1500